Concentrations of Risks (Tables)	12 Months Ended
Mar. 31, 2026
Concentrations of Risks [Abstract]
Schedule of Customer Revenue

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenue for the years ended March 31, 2026, 2025 and 2024.

	For The Years Ended March 31,
	2026		2025		2024
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
Customer A	$1,365,449	3.2%	$7,302,763	20.0%	$3,249,921	8.9%
Customer B	665,466	1.5%	5,122,292	14.0%	5,916,155	16.1%
Customer C	—	—	3,185,760	8.7%	—	—
Customer D	—	—	2,013,648	5.5%	—	—
Customer E	622,791	1.4%	1,570,496	4.3%	—	—
Customer F	—	—	—	—	4,677,343	12.8%
Customer G	—	—	357,598	1.0%	2,879,936	7.9%
Customer H	—	—	—	—	1,679,430	4.6%
Customer I	8,607,382	19.9%	—	—	—	—
Customer J	4,646,826	10.7%	—	—	—	—
Customer K	2,732,224	6.4%	—	—	—	—
Customer L	2,640,673	6.1%	—	—	—	—
Customer M	2,593,542	6.0%	—	—	—	—
Total	$23,874,353	55.2%	$19,552,557	53.5%	$18,402,785	50.3%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable for the years ended March 31, 2026 and 2025.

	March 31, 2026		March 31, 2025
Customer	Amount	% of Total	Amount	% of Total
Customer C	$—	—%	$3,061,529	16.0%
Customer D	—	—%	1,984,080	10.4%
Customer E	—	—%	1,764,786	9.2%
Customer N	—	—%	1,507,917	7.9%
Customer O	—	—%	1,254,796	6.6%
Customer P	3,140,903	21.0%	—	—
Customer I	2,233,002	14.9%	—	—
Customer K	1,839,158	12.3%	—	—
Customer Q	1,090,967	7.3%	—	—
Customer R	618,881	4.1%	—	—
Total	$8,922,911	59.6%	$9,573,108	50.1%

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the years ended March 31, 2026, 2025 and 2024.

	For The Years Ended March 31,
	2026		2025		2024
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
Supplier A	$1,141,800	3.4%	$3,814,108	14.1%	$4,750,572	16.6%
Supplier B	247,475	0.8%	3,464,892	12.9%	—	—
Supplier C	—	—	2,867,148	10.6%	—	—
Supplier D	—	—	1,820,598	6.8%	—	—
Supplier E	1,956,770	5.9%	1,261,080	4.7%	—	—
Supplier F	—	—	—	—	6,792,896	23.7%
Supplier G	—	—	—	—	2,748,777	9.6%
Supplier H	633,553	1.9%	1,003,452	3.7%	2,570,880	9.0%
Supplier I	—	—	—	—	1,682,340	5.9%
Supplier J	5,218,628	15.7%	—	—	—	—
Supplier K	4,844,401	14.5%	—	—	—	—
Supplier L	3,702,830	11.1%	—	—	—	—
Supplier M	2,167,185	6.5%	—	—	—	—
Supplier N	2,144,381	6.4%	—	—	—	—
Total	$22,057,023	66.2%	$14,231,278	52.8%	$18,545,465	64.8%